BASIS OF PRESENTATION (Tables)	3 Months Ended
Feb. 28, 2026
BASIS OF PRESENTATION
Schedule of basis of consolidation

As of February 28, 2026, the Company’s subsidiaries were:

Name of subsidiary	Place of incorporation	Ownership
Eagle Energy	Nevada, the United States	100%
Oregon Energy	Oregon, the United States	100%
SVII	Cayman Islands	100%